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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/30
Date of reporting period: 3/31/11

*	Funds included are: Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund.

Item 1. Schedule of Investments.

Invesco Van Kampen Emerging Markets Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
invesco.com/us          VK-EMKT-QTR-1     03/11          Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 89.4%
Australia 0.9%
Centamin Egypt Ltd. (a)	1,419,754	$3,075,279

Bermuda 2.4%
Credicorp, Ltd.	22,449	2,355,574
VimpelCom Ltd. — ADR	202,009	2,852,367
Wilson Sons Ltd. — BDR	168,600	2,738,659

		7,946,600

Brazil 14.3%
American Banknote SA	170,200	2,079,742
Banco Bradesco SA — ADR	645,130	13,386,447
BR Malls Participacoes SA	282,200	2,938,413
Cielo SA	898,800	7,619,142
Diagnosticos da America SA (a)	248,800	3,200,196
Duratex SA (a)	496,600	5,246,899
Equatorial Energia SA	178,200	1,387,267
Lojas Arapua SA — GDR (a)(b)(c)	24,635	0
MRV Engenharia e Participacoes SA	424,300	3,394,088
OGX Petroleo e Gas Participacoes SA (a)	273,700	3,294,157
Petroleo Brasileiro SA — ADR	105,165	3,737,564
Totvs SA	122,800	2,357,995

		48,641,910

Cayman Islands 4.4%
Lee & Man Paper Manufacturing, Ltd.	5,410,000	3,708,575
NetEase.com, Inc. — ADR (a)	76,590	3,791,971
Stella International Holdings Ltd.	1,408,000	3,138,724
Want Want China Holdings Ltd.	1,441,000	1,131,896
Xinyi Glass Holdings Co., Ltd.	3,126,000	3,240,453

		15,011,619

China 6.4%
China Merchants Bank Co., Ltd., Class H	2,216,500	6,128,845
CNOOC Ltd.	1,688,000	4,268,348
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Emerging Markets Fund

	Number of
Description	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class H	13,490,000	$11,186,446

		21,583,639

Czech Republic 0.8%
CEZ AS	54,154	2,767,592

Egypt 0.5%
Egyptian Financial Group-Hermes Holding SAE	445,784	1,638,169

Greece 0.3%
Intralot SA-Integrated Lottery Systems & Services	297,242	1,032,065

Indonesia 6.1%
Astra International Tbk	217,300	1,420,028
Bank Central Asia Tbk	3,140,500	2,501,914
Indocement Tunggal Prakarsa Tbk	1,194,500	2,242,903
Perusahaan Gas Negara	18,883,500	8,443,458
PT Telekomunikasi Indonesia,Tbk	7,202,000	6,064,162

		20,672,465

Israel 1.1%
Teva Pharmaceutical Industries Ltd. — ADR	76,263	3,826,115

Luxembourg 0.3%
Millicom International Cellular SA	11,101	1,067,583

Malaysia 3.4%
Parkson Holdings Bhd	2,916,128	5,481,518
Public Bank Bhd	1,396,300	6,057,741

		11,539,259

Mexico 10.5%
America Movil SAB de CV, Ser L — ADR	177,275	10,299,677
Fomento Economico Mexicano SAB de CV — ADR	128,498	7,542,833
Grupo Televisa SA — ADR (a)	336,458	8,253,315
Kimberly-Clark de Mexico SAB de CV, Class A	987,740	6,144,284
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Emerging Markets Fund

	Number of
Description	Shares	Value

Mexico (continued)
Urbi Desarrollos Urbanos SAB de CV (a)	1,467,300	$3,410,906

		35,651,015

Nigeria 0.8%
Zenith Bank PLC	27,223,735	2,673,227

Philippines 7.8%
Ayala Corp.	608,940	5,399,081
Energy Development Corp.	42,793,200	5,925,971
GMA Holdings, Inc.	10,247,900	1,650,526
Philippine Long Distance Telephone Co.	120,475	6,451,242
SM Investments Corp.	588,980	7,043,332

		26,470,152

Republic of China (Taiwan) 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,769,120	9,037,052
Wistron Corp.	2,568,004	4,069,474

		13,106,526

Republic of Korea (South Korea) 5.8%
CJ CheilJedang Corp.	22,692	4,757,883
Hyundai Department Store Co., Ltd.	29,695	3,844,013
MegaStudy Co., Ltd.	16,202	2,494,660
NHN Corp. (a)	36,462	6,365,352
S1 Corp.	40,008	2,053,376

		19,515,284

Russia 5.2%
Gazprom — ADR	215,179	6,965,344
Mobile TeleSystems — ADR	113,325	2,405,890
Pharmstandard (a)	15,495	1,472,025
Sberbank of Russia	817,556	3,072,375
TNK-BP Holding	1,253,789	3,761,367

		17,677,001

South Africa 3.4%
AngloGold Ashanti Ltd. — ADR	48,845	2,342,118
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Emerging Markets Fund

	Number of
Description	Shares	Value

South Africa (continued)
Naspers Ltd., Class N	122,758	$6,585,332
Sasol Ltd.	45,684	2,643,729

		11,571,179

Thailand 4.7%
BEC World PCL	1,816,800	2,027,343
CP All PCL	1,683,500	2,234,109
Kasikornbank Public Co., Ltd.	1,571,600	6,833,044
Siam Commercial Bank Public Co., Ltd.	1,415,700	4,954,327

		16,048,823

Turkey 5.0%
Anadolu Efes Biracilik ve Malt Sanayii AS	202,758	2,869,248
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,280,566	1,957,279
Haci Omer Sabanci Holding AS	1,667,018	7,751,815
Tupras-Turkiye Petrol Rafinerileri AS	102,236	3,000,086
Turk Traktor ve Ziraat Makineleri AS	60,811	1,311,490

		16,889,918

United Kingdom 1.4%
African Barrick Gold, Ltd.	540,942	4,699,022

Total Common Stocks 89.4%		303,104,442

Preferred Stocks 1.5%
Brazil 1.5%
Banco Nacional SA (a)(b)	19,271,000	0
Cia de Transmissao de Energia Eletrica Paulista	159,300	5,079,569
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Emerging Markets Fund

	Number of
Description	Shares	Value

Brazil (continued)
Lojas Arapua SA (a)(b)	31,632,300	$0

Total Preferred Stocks 1.5%		5,079,569

Total Long-Term Investments 90.9%
(Cost $245,204,565)		308,184,011

Money Market Funds 8.6%
United States 8.6%
Liquid Assets Portfolio-Institutional Class (d)	14,596,411	14,596,411
Premier Portfolio-Institutional Class (d)	14,596,411	14,596,411

Total Money Market Funds 80.6%
(Cost $29,192,822)		29,192,822

Total Investments 99.4%
(Cost $274,397,387)		337,376,833

Foreign Currency 0.%
(Cost $2,469,969)		2,497,052

Liabilities in Excess of Other Assets (0.2%)		(651,135)

Net Assets 100.0%		$339,222,750

Investment Abbreviations:
ADR — American Depositary Receipt
BDR — Bahamian Depositary Receipt
GDR — Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	Security has been deemed illiquid

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	The money market and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Emerging Markets Fund

Notes to Quartlerly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit
Invesco Van Kampen Emerging Markets Fund

risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets,
Invesco Van Kampen Emerging Markets Fund

general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer
Invesco Van Kampen Emerging Markets Fund

maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains
Invesco Van Kampen Emerging Markets Fund

(losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Van Kampen Emerging Markets Fund

     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$3,075,279	$—	$—	$3,075,279

Bermuda	7,946,600	—	—	7,946,600

Brazil	53,721,479	—	—	53,721,479

Cayman Islands	3,791,971	11,219,648	—	15,011,619

China	—	21,583,639	—	21,583,639

Czech Republic	—	2,767,592	—	2,767,592

Egypt	1,638,169	—	—	1,638,169

Greece	—	1,032,065	—	1,032,065

Indonesia	—	20,672,465	—	20,672,465

Israel	3,826,115	—	—	3,826,115

Luxembourg	1,067,583	—	—	1,067,583

Malaysia	—	11,539,259	—	11,539,259

Mexico	35,651,015	—	—	35,651,015

Nigeria	—	2,673,227	—	2,673,227

Philippines	—	26,470,152	—	26,470,152

Republic of China (Taiwan)	—	13,106,526	—	13,106,526

Republic of Korea (South Korea)	—	19,515,284	—	19,515,284

Russia	17,677,001	—	—	17,677,001

South Africa	2,342,118	9,229,061	—	11,571,179

Thailand	—	16,048,823	—	16,048,823

Invesco Van Kampen Emerging Markets Fund

	Level 1*	Level 2*	Level 3	Total

Turkey	—	16,889,918	—	16,889,918

United Kingdom	—	4,699,022	—	4,699,022

United States	29,192,822	—	—	29,192,822

Total Investments	$159,930,152	$177,446,681	$—	$337,376,833

*	Transfers occurred between Level 1 and Level 2 due to foreign value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended March 31, 2011 was $116,188,771 and $201,123,217, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
|
Aggregate unrealized appreciation of investment securities	$60,740,687

Aggregate unrealized (depreciation) of investment securities	(3,485,810)

Net unrealized appreciation of investment securities	$57,254,877

Cost of investments for tax purposes is $280,121,956.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Developing Markets Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Emerging Markets Fund

Invesco Van Kampen Global Equity Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
invesco.com/us      VK-GEA-QTR-1 03/11       Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value
Common Stocks 98.1%
Australia 4.7%
Australia and New Zealand Banking Group Ltd.	76,561	$1,883,798
BHP Billiton Ltd.	86,673	4,154,027
Macquarie Group Ltd.	42,184	1,594,697
Telstra Corp., Ltd.	612,188	1,784,536

		9,417,058

Bermuda 2.2%
Esprit Holdings Ltd.	579,685	2,649,598
PartnerRe Ltd.	21,453	1,699,936

		4,349,534

Brazil 1.4%
Banco Santander Brazil SA (e)	43,600	528,760
CEMIG — ADR	30,636	590,356
PDG Realty SA	102,700	576,200
Petroleo Brasileiro SA — ADR	15,638	632,244
Vale SA — ADR	17,066	569,151

		2,896,711

Canada 2.6%
Nexen, Inc.	104,615	2,608,091
Toronto-Dominion Bank (a)	28,609	2,531,875

		5,139,966

China 1.2%
China Construction Bank Corp., Class H	375,196	351,631
China Dongxiang Group Co.	912,000	288,424
China Minsheng Banking Corp., Ltd., Class H	441,000	405,925
CNOOC Ltd.	179,000	452,627
KWG Property Holding, Ltd.	354,500	286,661
Renhe Commercial Holdings Co., Ltd.	2,876,000	536,115

		2,321,383

See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

	Number of
Description	Shares	Value
Finland 0.7%
Nokia Oyj — ADR (a)	168,030	$1,429,935

France 5.0%
BNP Paribas	37,063	2,710,849
Bouygues SA	48,568	2,332,323
Sanofi-Aventis SA	32,140	2,257,249
Total SA, Class B	43,850	2,669,404

		9,969,825

Germany 1.4%
Porsche Automobil Holding SE — Rights (b)	34,776	301,474
Salzgitter AG	32,145	2,537,462

		2,838,936

Hong Kong 1.4%
Chaoda Modern Agriculture Holdings Ltd.	374,000	232,231
Cheung Kong Holdings Ltd.	132,000	2,146,573
China Mobile Ltd.	42,500	392,626

		2,771,430

India 0.3%
Grasim Industries, Ltd. (f)	5,726	315,466
Oil & Natural Gas Corp., Ltd.	58,892	384,118

		699,584

Indonesia 0.2%
PT Telekomunikasi Indonesia,Tbk	381,000	320,806

Ireland 0.2%
Dragon Oil PLC	51,797	496,894

Italy 1.1%
ENI SpA	92,967	2,283,276

Japan 10.8%
FUJIFILM Holdings Corp.	56,066	1,736,307
Mitsubishi Corp.	109,031	3,026,600
See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

	Number of
Description	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	539,301	$2,489,680
Nippon Telegraph & Telephone Corp. (NTT)	64,300	2,887,238
Nippon Yusen Kabushiki Kaisha	575,429	2,248,310
Nissan Motor Co., Ltd.	376,904	3,344,015
Seven & I Holdings Co., Ltd.	66,900	1,706,682
Sumitomo Chemical Co., Ltd.	480,700	2,398,299
Takeda Pharmaceutical Co., Ltd.	37,555	1,751,784

		21,588,915

Mexico 0.4%
America Movil SAB de CV, Class L	164,700	478,960
Desarrolladora Homex SAB de CV — ADR (b)	14,019	382,018

		860,978

Netherlands 1.7%
TNT NV	70,344	1,807,086
Unilever NV, CVA	51,712	1,623,736

		3,430,822

Norway 2.2%
StatoilHydro ASA	74,349	2,063,404
Yara International ASA	47,391	2,401,150

		4,464,554

Poland 0.3%
KGHM Polska Miedz SA	10,420	661,250

Republic of China (Taiwan) 0.9%
AU Optronics Corp. — ADR (b)	37,026	325,088
HTC Corp.	18,650	729,346
Powertech Technology, Inc.	161,000	503,722
U-Ming Marine Transport Corp.	92,000	195,848

		1,754,004

Republic of Korea (South Korea) 2.4%
Dongbu Insurance Co., Ltd.	8,420	384,559
Hyundai Mipo Dockyard Co., Ltd.	3,316	565,287
See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

	Number of
Description	Shares	Value
Republic of Korea (South Korea) (continued)
Hyundai Mobis	2,568	$766,690
KT&G Corp.	5,866	305,345
LG Electronics, Inc.	2,708	258,754
Lotte Shopping Co., Ltd.	527	215,710
POSCO	1,305	598,859
Samsung Electronics Co., Ltd.	912	773,722
Shinhan Financial Group Co., Ltd.	9,512	432,265
SK Telecom Co., Ltd.	1,753	261,284
SK Telecom Co., Ltd. — ADR	8,786	165,265

		4,727,740

Russia 0.8%
Gazprom — ADR	16,651	538,993
Magnitogorsk Iron & Steel Works — GDR	36,953	540,622
Rosneft Oil Co. — GDR (b)	28,650	261,718
Rosneft Oil Co. — GDR	27,418	249,898

		1,591,231

South Africa 1.0%
Sasol Ltd.	8,942	517,473
Standard Bank Group Ltd.	31,800	488,450
Steinhoff International Holdings Ltd. (b)	154,207	574,430
Tiger Brands Ltd.	14,859	384,401

		1,964,754

Spain 3.4%
Banco Santander SA	195,251	2,275,584
Iberdrola SA	280,511	2,439,306
Telefonica SA	82,128	2,056,060

		6,770,950

Switzerland 5.8%
ACE Ltd.	70,129	4,537,347
Holcim Ltd.	29,918	2,254,029
Swisscom AG	5,681	2,532,792

See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

	Number of
Description	Shares	Value
Switzerland (continued)
Zurich Financial Services AG	8,344	$2,335,593

		11,659,761

Thailand 0.4%
Bangkok Bank PCL-NVDR	89,000	506,133
PTT PCL	27,500	319,765

		825,898

Turkey 0.2%
Asya Katilim Bankasi AS	214,576	418,298
Enka Insaat ve Sanayi AS	1	4

		418,302

United Kingdom 7.1%
Barclays PLC	545,800	2,448,487
GlaxoSmithKline PLC — ADR	43,620	1,675,444
Imperial Tobacco Group PLC	109,196	3,375,567
National Grid PLC	192,118	1,835,086
Royal Dutch Shell PLC, Class B	137,080	4,974,652

		14,309,236

United States 38.3%
3M Co.	27,345	2,556,758
Apache Corp.	18,557	2,429,482
Archer-Daniels-Midland Co.	125,145	4,506,471
Avon Products, Inc.	55,910	1,511,806
Bank of America Corp.	190,448	2,538,672
Bank of New York Mellon Corp.	70,218	2,097,412
Best Buy Co., Inc.	79,989	2,297,284
Chevron Corp.	47,146	5,064,895
Coach, Inc.	66,257	3,448,014
ConocoPhillips	52,023	4,154,557
CVS Caremark Corp.	70,872	2,432,327
Energen Corp.	62,209	3,926,632
GameStop Corp., Class A (a)(b)	96,519	2,173,608
See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

	Number of
Description	Shares	Value
United States (continued)
General Dynamics Corp.	55,547	$4,252,678
Gilead Sciences, Inc. (b)	49,929	2,118,987
Johnson & Johnson	55,965	3,315,926
Merck & Co., Inc.	97,245	3,210,057
Microsoft Corp.	74,716	1,894,798
Morgan Stanley	84,271	2,302,284
Oracle Corp.	119,373	3,983,477
Stryker Corp.	34,936	2,124,109
Valero Energy Corp.	100,342	2,992,198
WellPoint, Inc.	60,266	4,205,964
Western Digital Corp. (b)	145,957	5,442,737
WR Berkley Corp.	58,050	1,869,791

		76,850,924

Total Common Stocks 98.1%		196,814,657

Preferred Stocks 1.3%
Brazil 0.2%
Usinas Siderurgicas de Minas Gerais SA, Class A	30,294	366,464

Germany 1.1%
Porsche, Automobil Holdings SE	34,776	2,283,120

Total Preferred Stocks 1.3%		2,649,584

Total Long-Term Investments 99.4% (Cost $169,012,003)		199,464,241

See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

	Number of
Description	Shares	Value
Money Market Funds 0.6%
United States 0.6%
Liquid Assets Portfolio-Institutional Class (c)	645,207	$645,207
Premier Portfolio-Institutional Class (c)	645,207	645,207

Total Money Market Funds 0.6%
(Cost $1,290,414)		1,290,414

TOTAL INVESTMENTS (excluding investments purchased With cash collateral from securities on loan) 100.0%
(Cost $170,302,417)		200,754,655
Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds- 2.4%
Liquid Assets Portfolio-Institutional Class (c)(d)
(Cost $4,789,605)	4,789,605	4,789,605

TOTAL INVESTMENTS 102.4%
(Cost $175,092,022)		205,544,260
FOREIGN CURRENCY 0.1%
(Cost $127,011)		126,724
OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)		(4,979,443)

NET ASSETS 100.0%		$200,691,541

Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Certification Van Aandelen
GDR — Global Depositary Receipt
Notes to Schedule of Investments:

(a)	All or portion of this security was out on loan at March 31, 2011.

(b)	Non-income producing security,

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

(e)	Each unit represents 55 shares of common stock and 50 shares of preferred stock.

(f)	Security considered to be illiquid. The aggregate value of these securities considered illiquid at Mach 31, 2011 was $315,466, which represented 0.16% of the Fund’s Net Assets.
See accompanying Notes to Financial Statements which are an integral part of this schedule.
Invesco Van Kampen Global Equity Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is
Invesco Van Kampen Global Equity Allocation Fund

     recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen Global Equity Allocation Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$9,417,058	$—	$9,417,058
Bermuda	1,699,936	2,649,598	—	4,349,534
Brazil	3,263,175	—	—	3,263,175
Canada	5,139,966	—	—	5,139,966
China	—	2,321,383	—	2,321,383
Finland	1,429,935	—	—	1,429,935
France	—	9,969,825	—	9,969,825
Germany	—	5,122,056	—	5,122,056
Hong Kong	—	2,771,430	—	2,771,430
India	—	699,584	—	699,584
Indonesia	—	320,806	—	320,806
Ireland	—	496,894	—	496,894
Italy	—	2,283,276	—	2,283,276
Japan	—	21,588,915	—	21,588,915
Invesco Van Kampen Global Equity Allocation Fund

	Level 1*	Level 2*	Level 3	Total

Mexico	860,978	—	—	860,978
Netherlands	—	3,430,822	—	3,430,822
Norway	—	4,464,554	—	4,464,554
Poland	—	661,250	—	661,250
Republic of China (Taiwan)	325,088	1,428,916	—	1,754,004
Republic of Korea (South Korea)	165,265	4,562,475	—	4,727,740
Russia	1,341,333	249,898	—	1,591,231
South Africa	—	1,964,754	—	1,964,754
Spain	—	6,770,950	—	6,770,950
Switzerland	4,537,347	7,122,414	—	11,659,761
Thailand	—	825,898	—	825,898
Turkey	—	418,302	—	418,302
United Kingdom	1,675,444	12,633,792	—	14,309,236
United States	82,930,943	—	—	82,930,943

	$103,369,410	$102,174,850	$—	$205,544,260

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended March 31, 2011 was $45,159,842 and $71,285,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,230,572

Aggregate unrealized (depreciation) of investment securities	(3,021,521)

Net unrealized appreciation of investment securities	$29,209,051

Cost of investments for tax purposes is $176,335,209.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Global Equity Allocation Fund

Invesco Van Kampen Global Franchise Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-GLF-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.31%

Finland—4.23%
Kone OYJ, Class B	1,202,894	$69,207,616

France—3.23%
Danone S.A.	808,256	52,796,272

Ireland—2.55%
Experian PLC	3,367,650	41,709,005

Japan—2.65%
Kao Corp.	1,736,100	43,318,994

Netherlands—6.60%
Reed Elsevier NV	4,216,082	54,310,813
Wolters Kluwer NV	2,292,679	53,671,772

		107,982,585

Sweden—5.57%
Swedish Match A.B.	2,739,098	91,080,808

Switzerland—7.41%
Nestle S.A.	1,393,996	79,995,823
Novartis AG	761,321	41,299,012

		121,294,835

United Kingdom—23.56%
Admiral Group PLC	1,063,831	26,522,181
British American Tobacco PLC	1,681,830	67,589,645
Diageo PLC	1,476,869	28,076,690
Imperial Tobacco Group PLC	2,869,846	88,720,890
Reckitt Benckiser Group PLC	1,894,539	97,321,873
Unilever PLC	2,533,794	77,234,349

		385,465,628

United States—43.51%
Accenture PLC, Class A	758,030	41,668,909
Brown-Forman Corp., Class B	459,000	31,349,700
CVS Caremark Corp.	1,914,941	65,720,775
Dr. Pepper Snapple Group, Inc.	464,850	17,273,826
FLIR Systems, Inc.	1,185,583	41,033,028
Fortune Brands, Inc.	673,107	41,658,592
Johnson & Johnson	988,854	58,589,599
Kellogg Co.	1,378,563	74,414,831
McGraw-Hill Cos., Inc. (The)	457,304	18,017,778
Philip Morris International Inc.	1,264,705	83,002,589
Procter & Gamble Co. (The)	990,586	61,020,098
SAIC, Inc. (a)	1,935,400	32,746,968
Scotts Miracle-Gro Co. (The), Class A	788,890	45,637,286
Visa Inc., Class A	407,635	30,010,089
Weight Watchers International, Inc.	413,123	28,959,922
WellPoint, Inc.	584,386	40,784,299

		711,888,289

Total Common Stocks & Other Equity Interests (Cost $1,172,244,910)		1,624,744,032

Money Market Funds—0.46%
Liquid Assets Portfolio — Institutional Class (b)	3,801,990	3,801,990

Premier Portfolio — Institutional Class (b)	3,801,991	3,801,991

Total Money Market Funds (Cost $7,603,981)		7,603,981

TOTAL INVESTMENTS—99.77% (Cost $1,179,848,891)		1,632,348,013

OTHER ASSETS LESS LIABILITIES—0.23%		3,749,129

NET ASSETS—100.00%		$1,636,097,142

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
PORTFOLIO COMPOSITION
By sector, based on Net Assets
as of March 31, 2011

Consumer Staples	58.6%
Consumer Discretionary	12.0
Information Technology	8.9
Health Care	8.6
Industrials	6.8
Materials	2.8
Financials	1.6
Other Assets Less Liabilities	0.7
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Global Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Global Franchise Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen Global Franchise Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Finland	$69,207,616	$—	$—	$69,207,616
France	52,796,272	—	—	52,796,272
Ireland	41,709,005	—	—	41,709,005
Japan	43,318,994	—	—	43,318,994
Netherlands	—	107,982,585	—	107,982,585
Sweden	91,080,808	—	—	91,080,808
Switzerland	41,299,012	79,995,823	—	121,294,835
United Kingdom	317,875,983	67,589,645	—	385,465,628
United States	719,492,270	—	—	719,492,270

Total Investments	$1,376,779,960	$255,568,053	$—	$1,632,348,013

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Van Kampen Global Franchise Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended March 31, 2011 was $224,362,750 and $340,499,252, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$456,446,447
Aggregate unrealized (depreciation) of investment securities	(10,228,304)

Net unrealized appreciation of investment securities	$446,218,143

Cost of investments for tax purposes is $1,186,129,870.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Global Franchise Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 27, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.